Net (Loss) Income Per Share - Summary of Profit Attributable to Owners (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Basic net income per share calculation Numerator:
Net income for the year attributable to the Company:	¥ 340,046	$ 49,457	¥ 167,682	¥ 23,946
Less: Deemed dividend to preferred shareholders	209,752	30,507
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares	12,210	1,776	80,291
Net (loss)/income attributed to ordinary shareholders for computing net (loss)/income per ordinary shares—basic	¥ 113,490	$ 16,505	¥ 46,120	¥ (12,122)
Denominator:
Ordinary share - basic | shares	211,873,704	211,873,704	67,777,592	55,612,626
Basic (loss)/income per ordinary share | (per share)	¥ 0.54	$ 0.08	¥ 0.68	¥ (0.22)
Diluted net (loss)/income per share calculation
Net (loss)/income attributed to ordinary shareholders for computing net (loss)/income per ordinary shares—basic	¥ 113,490	$ 16,505	¥ 46,120	¥ (12,122)
Add: adjustments to undistributed earnings to participating securities	648		3,519
Net (loss) income attributed to ordinary shareholders for computing net (loss) income per ordinary shares—basic	¥ 114,138		¥ 49,639	¥ (12,122)
Denominator:
Ordinary share - basic | shares	211,873,704	211,873,704	67,777,592	55,612,626
Effect of potentially diluted stock options, restricted stocks and RSUs | shares	13,160,946	13,160,946	8,514,309
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary shares—dilute | shares	225,034,650	225,034,650	76,291,901	55,612,626
Diluted (loss)/income per ordinary share | (per share)	¥ 0.51	$ 0.07	¥ 0.65	¥ (0.22)
Series A Preferred Shares
Basic net income per share calculation Numerator:
Less: Accretion of Shares	¥ 177	$ 26	¥ 3,762	¥ 3,209
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares	4,521		48,753
Series B-1 Preferred Shares
Basic net income per share calculation Numerator:
Less: Accretion of Shares	368	54	3,127	2,738
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares	126		1,361
Series B-2 Preferred Shares
Basic net income per share calculation Numerator:
Less: Accretion of Shares	4,049	$ 589	34,382	¥ 30,121
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares	1,319		14,220
Restricted Shares
Basic net income per share calculation Numerator:
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares	¥ 6,244		¥ 15,957